UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04356

Franklin California Tax-Free Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end:  6/30

Date of reporting period: 3/31/18

Item 1. Schedule of Investments.

FRANKLIN CALIFORNIA TAX-FREE TRUST

Statement of Investments, March 31, 2018 (unaudited)

Franklin California Intermediate-Term Tax-Free Income Fund

		Principal
		Amount	Value

Municipal Bonds 97.1%
California 96.4%
ABAG Finance Authority for Nonprofit Corps. Insured Senior Living Revenue,
Odd Fellows Home of California, Refunding, Series A, California Mortgage Insured, 5.00%, 4/01/23	.	$1,000,000	$1,132,260
Odd Fellows Home of California, Refunding, Series A, California Mortgage Insured, 5.00%, 4/01/24	.	1,000,000	1,124,190
ABAG Finance Authority for Nonprofit Corps. Revenue,
Channing House, California Mortgage Insured, 5.00%, 5/15/20		1,175,000	1,217,888
Episcopal Senior Communities, Refunding, 5.25%, 7/01/22		5,565,000	6,169,136
The Jackson Laboratory, Refunding, 5.00%, 7/01/21		1,000,000	1,098,060
The Jackson Laboratory, Refunding, 5.00%, 7/01/22		820,000	917,473
The Jackson Laboratory, Refunding, 5.00%, 7/01/23		460,000	511,709
The Jackson Laboratory, Refunding, 5.00%, 7/01/24		1,000,000	1,104,720
Antelope Valley Community College District GO, Los Angeles and Kern Counties, Refunding, Series A,
5.00%, 8/01/25		4,210,000	4,905,366
Baldwin Park USD, GO, Los Angeles County, Capital Appreciation, Election of 2006, AGMC Insured,
Pre-Refunded, zero cpn., 8/01/24		5,265,000	3,746,100
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Refunding, Series F-1, 5.00%,
4/01/22		15,000,000	16,842,000
California Community College Financing Authority Lease Revenue, Coast Community College District,
Series A, Pre-Refunded, 5.00%, 6/01/26.		1,220,000	1,339,804
California Health Facilities Financing Authority Revenue,
California-Nevada Methodist Homes, Refunding, California Mortgage Insured, 5.00%, 7/01/30		1,825,000	2,104,626
Cedars-Sinai Medical Center, Refunding, 5.00%, 11/15/30		3,000,000	3,546,810
Cedars-Sinai Medical Center, Series A, 5.00%, 8/15/31		3,500,000	4,122,090
Children’s Hospital Los Angeles, Refunding, Series A, 5.00%, 8/15/35		1,650,000	1,880,076
Children’s Hospital Los Angeles, Refunding, Series A, 5.00%, 8/15/36		2,045,000	2,321,320
Children’s Hospital Los Angeles, Refunding, Series A, 5.00%, 8/15/37		1,330,000	1,503,991
Community Program for Persons with Developmental Disabilities, Series A, California Mortgage
Insured, 6.00%, 2/01/24		2,000,000	2,224,080
El Camino Hospital, 5.00%, 2/01/28		2,100,000	2,462,649
El Camino Hospital, 5.00%, 2/01/29		2,460,000	2,874,313
El Camino Hospital, 5.00%, 2/01/30		1,250,000	1,452,050
El Camino Hospital, 5.00%, 2/01/31		1,200,000	1,386,888
Marshall Medical Center, Refunding, California Mortgage Insured, 5.00%, 11/01/33		1,000,000	1,128,750
Providence Health and Services, Series C, Pre-Refunded, 5.75%, 10/01/19.		1,440,000	1,470,830
Providence Health and Services, Series C, Pre-Refunded, 6.00%, 10/01/20.		1,500,000	1,533,570
Scripps Health, Series A, 5.00%, 10/01/22		4,600,000	4,678,798
California Infrastructure and Economic Development Bank Revenue,
Broad Museum Project, Series A, 5.00%, 6/01/21		5,000,000	5,513,750
Clean Water State Revolving Fund, Green Bonds, 5.00%, 10/01/35		10,000,000	11,983,500
Infrastructure SRF, Refunding, Series A, 5.00%, 10/01/32		2,915,000	3,390,757
California Municipal Finance Authority COP,
Community Hospitals of Central California, ETM, 5.00%, 2/01/19		3,860,000	3,970,975
Community Hospitals of Central California, Pre-Refunded, 5.00%, 2/01/20		1,600,000	1,646,000
Community Hospitals of Central California, Pre-Refunded, 5.00%, 2/01/21		1,600,000	1,646,000
California Municipal Finance Authority Senior Living Revenue, Pilgrim Place in Claremont, Refunding,
Series A, California Mortgage Insured, 5.00%, 5/15/31.		2,750,000	3,228,912
California State Department of Water Resources Power Supply Revenue,
Refunding, Series L, 5.00%, 5/01/22		4,440,000	4,746,316
Refunding, Series N, 5.00%, 5/01/21		10,845,000	11,927,331
Series H, AGMC Insured, Pre-Refunded, 5.00%, 5/01/22		5,000,000	5,014,100
Series H, Pre-Refunded, 5.00%, 5/01/22		7,400,000	7,420,658
Series L, Pre-Refunded, 5.00%, 5/01/22		7,560,000	8,087,990

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
California State Department of Water Resources Revenue,
Central Valley Project Water System, Refunding, Series AM, 5.00%, 12/01/23	$10,000,000	$11,527,500
Central Valley Project Water System, Refunding, Series AM, 5.00%, 12/01/24	8,495,000	9,783,607
Central Valley Project Water System, Refunding, Series AM, 5.00%, 12/01/25	5,000,000	5,737,250
Central Valley Project Water System, Refunding, Series AS, 5.00%, 12/01/25	6,125,000	7,269,640
Central Valley Project Water System, Series AS, 5.00%, 12/01/24	11,090,000	13,139,765
Central Valley Project Water System, Series AS, 5.00%, 12/01/26	22,455,000	26,528,562
Central Valley Project Water System, Series AS, ETM, 5.00%, 12/01/24	35,000	41,064
Central Valley Project Water System, Series AS, Pre-Refunded, 5.00%, 12/01/25	5,000	5,866
Central Valley Project Water System, Series AS, Pre-Refunded, 5.00%, 12/01/26	45,000	52,797
Central Valley Project Water System, Series AW, 5.00%, 12/01/33	6,055,000	7,195,944
California State Department of Water Resources Water Revenue, Central Valley Project, Series AE,
Pre-Refunded, 5.00%, 12/01/26.	5,000,000	5,029,150
California State Educational Facilities Authority Revenue,
Chapman University, Refunding, 5.00%, 4/01/25	5,000,000	5,452,150
Loma Linda University, Refunding, Series A, 5.00%, 4/01/29	1,020,000	1,188,514
Loma Linda University, Refunding, Series A, 5.00%, 4/01/32	1,235,000	1,419,003
Loma Linda University, Refunding, Series A, 5.00%, 4/01/33	1,000,000	1,144,760
Loma Linda University, Refunding, Series A, 5.00%, 4/01/34	1,750,000	1,994,510
Loma Linda University, Refunding, Series A, 5.00%, 4/01/35	1,500,000	1,704,555
Loma Linda University, Refunding, Series A, 5.00%, 4/01/36	2,000,000	2,264,400
Loma Linda University, Refunding, Series A, 5.00%, 4/01/37	2,000,000	2,259,420
Stanford University, Refunding, Series U-5, 5.00%, 5/01/21	40,000,000	44,030,000
University of San Francisco, ETM, 5.00%, 10/01/21	1,470,000	1,627,569
University of San Francisco, Refunding, 5.00%, 10/01/21.	1,530,000	1,690,176
California State GO,
Refunding, 5.25%, 9/01/22	16,330,000	18,604,279
Various Purpose, Refunding, 5.00%, 2/01/22	15,000,000	16,720,350
Various Purpose, Refunding, 5.00%, 10/01/22	15,785,000	17,847,152
Various Purpose, Refunding, 5.00%, 12/01/27	5,000,000	5,735,500
Various Purpose, Refunding, 5.00%, 12/01/28	5,000,000	5,712,600
Various Purpose, Refunding, 5.00%, 9/01/29	1,000,000	1,181,910
California State Municipal Finance Authority Revenue,
Biola University, Refunding, 5.00%, 10/01/29	1,000,000	1,179,560
Biola University, Refunding, 5.00%, 10/01/31	1,000,000	1,172,290
Biola University, Refunding, 5.00%, 10/01/33	1,070,000	1,235,155
Biola University, Refunding, 5.00%, 10/01/35	1,000,000	1,147,260
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/25	2,000,000	2,297,100
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/26	2,010,000	2,324,947
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/27	1,750,000	2,035,827
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/28	2,250,000	2,606,085
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/29	2,140,000	2,466,115
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/30	2,000,000	2,293,080
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/31	2,700,000	3,079,998
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/32	2,200,000	2,495,108
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/33	3,500,000	3,949,435
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/34	5,000,000	5,617,600
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/35	5,000,000	5,593,300
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/36	2,295,000	2,558,076
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/37	2,000,000	2,221,240
Community Medical Centers, Series A, 5.00%, 2/01/26	2,010,000	2,299,118
Community Medical Centers, Series A, 5.00%, 2/01/28	1,500,000	1,699,755

|2

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
California State Municipal Finance Authority Revenue, (continued)
Eisenhower Medical Center, Refunding, Series A, 5.00%, 7/01/29.	$1,000,000	$1,153,390
Eisenhower Medical Center, Refunding, Series A, 5.00%, 7/01/30.	1,000,000	1,147,330
Eisenhower Medical Center, Refunding, Series A, 5.00%, 7/01/31.	1,000,000	1,142,150
Eisenhower Medical Center, Refunding, Series A, 5.00%, 7/01/32.	1,000,000	1,138,720
Eisenhower Medical Center, Refunding, Series A, 5.00%, 7/01/33.	3,015,000	3,420,367
Eisenhower Medical Center, Refunding, Series A, 5.00%, 7/01/35.	3,500,000	3,940,860
Eisenhower Medical Center, Refunding, Series B, 5.00%, 7/01/31	1,335,000	1,524,770
Eisenhower Medical Center, Refunding, Series B, 5.00%, 7/01/32	1,000,000	1,138,720
Eisenhower Medical Center, Refunding, Series B, 5.00%, 7/01/33	1,000,000	1,134,450
Eisenhower Medical Center, Refunding, Series B, 5.00%, 7/01/34	1,500,000	1,696,560
Eisenhower Medical Center, Refunding, Series B, 5.00%, 7/01/35	1,500,000	1,688,940
Eisenhower Medical Center, Refunding, Series B, 5.00%, 7/01/36	1,580,000	1,772,349
Eisenhower Medical Center, Refunding, Series B, 5.00%, 7/01/37	1,750,000	1,958,635
Harbor Regional Center Project, Refunding, 5.00%, 11/01/26	1,085,000	1,264,654
Inland Regional Center Project, Refunding, 5.00%, 6/15/21	1,435,000	1,572,904
Inland Regional Center Project, Refunding, 5.00%, 6/15/23	1,580,000	1,793,711
Inland Regional Center Project, Refunding, 5.00%, 6/15/24	1,000,000	1,153,280
Inland Regional Center Project, Refunding, 5.00%, 6/15/32	6,625,000	7,458,690
Institute on Aging Project, Refunding, California Mortgage Insured, 5.00%, 8/15/35	1,075,000	1,245,592
Institute on Aging Project, Refunding, California Mortgage Insured, 5.00%, 8/15/38	1,070,000	1,232,255
Kern Regional Center Project, Series A, 6.00%, 5/01/19	485,000	497,625
Kern Regional Center Project, Series A, 6.875%, 5/01/25	1,500,000	1,576,890
NorthBay Healthcare Group, Series A, 5.00%, 11/01/25	1,000,000	1,130,300
NorthBay Healthcare Group, Series A, 5.00%, 11/01/26	900,000	1,022,832
NorthBay Healthcare Group, Series A, 5.00%, 11/01/27	1,300,000	1,461,837
NorthBay Healthcare Group, Series A, 5.00%, 11/01/28	1,400,000	1,566,516
NorthBay Healthcare Group, Series A, 5.25%, 11/01/29	1,000,000	1,131,050
NorthBay Healthcare Group, Series A, 5.00%, 11/01/30	1,350,000	1,494,680
NorthBay Healthcare Group, Series A, 5.25%, 11/01/31	1,250,000	1,405,925
NorthBay Healthcare Group, Series A, 5.25%, 11/01/36	4,500,000	4,977,180
South Central Los Angeles Regional Center Project, Community Impact Development, 5.25%,
12/01/27	3,990,000	4,570,266
University of La Verne, Refunding, Series A, 5.00%, 6/01/31	1,000,000	1,166,100
University of La Verne, Refunding, Series A, 5.00%, 6/01/32	1,000,000	1,160,860
University of La Verne, Refunding, Series A, 5.00%, 6/01/33	1,010,000	1,166,338
University of La Verne, Refunding, Series A, 5.00%, 6/01/35	1,440,000	1,650,499
California State Public Works Board Lease Revenue,
California State University Projects, Series B-1, 5.375%, 3/01/25	2,500,000	2,668,100
Department of Corrections and Rehabilitation, Various Correctional Facilities, Series A, 5.00%,
9/01/26.	10,000,000	11,549,100
Department of Corrections and Rehabilitation, Various Correctional Facilities, Series D, 5.00%,
9/01/26.	6,835,000	7,893,810
Department of Forestry and Fire Protection, Series A, 4.875%, 10/01/18	300,000	300,726
Department of General Services, Buildings 8 and 9, Series A, Pre-Refunded, 5.75%, 4/01/23	4,000,000	4,168,800
Department of General Services, Buildings 8 and 9, Series A, Pre-Refunded, 6.00%, 4/01/24	6,605,000	6,899,979
Trustees of the California State University, J. Paul Leonard and Sutro Library, Series J, Pre-
Refunded, 5.50%, 11/01/25	4,725,000	5,015,493
Trustees of the California State University, J. Paul Leonard and Sutro Library, Series J, Pre-
Refunded, 5.50%, 11/01/26	1,000,000	1,061,480
Trustees of the California State University, Various California State University Projects, Series D,
Pre-Refunded, 5.00%, 9/01/25	2,920,000	3,305,206

|3

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
California State Public Works Board Lease Revenue, (continued)
Trustees of the California State University, Various California State University Projects, Series D,
Pre-Refunded, 5.00%, 9/01/26	$4,650,000	$5,263,428
Various Capital Projects, Series A, Subseries A-1, Pre-Refunded, 5.25%, 3/01/22	7,475,000	7,990,775
Various Capital Projects, Series G, Subseries G-1, ETM, 5.25%, 10/01/18	5,605,000	5,711,215
Various Capital Projects, Series G, Subseries G-1, Pre-Refunded, 5.00%, 10/01/20	6,405,000	6,732,103
Various Capital Projects, Series G, Subseries G-1, Pre-Refunded, 5.125%, 10/01/22	14,555,000	15,325,105
California State University Revenue,
Systemwide, Refunding, Series A, 5.00%, 11/01/25	10,000,000	11,078,200
Systemwide, Refunding, Series A, 5.00%, 11/01/29	16,000,000	19,050,880
Systemwide, Refunding, Series A, 5.00%, 11/01/30	5,000,000	5,929,150
Systemwide, Series A, 5.00%, 11/01/26.	11,000,000	12,431,430
California Statewide CDA, MFHR, 740 S. Olive Street Apartments, Series L, GNMA Secured, 4.25%,
7/20/24	3,540,000	3,709,991
California Statewide CDA Revenue,
Aldersly, Refunding, Series A, 4.50%, 5/15/25	1,155,000	1,281,657
Enloe Medical Center, Series A, California Mortgage Insured, 5.50%, 8/15/23	3,000,000	3,043,410
Henry Mayo Newhall Memorial Hospital, Refunding, Series A, AGMC Insured, 5.00%, 10/01/26	1,000,000	1,129,180
Henry Mayo Newhall Memorial Hospital, Refunding, Series A, AGMC Insured, 5.00%, 10/01/28	1,250,000	1,400,438
Jewish Home of San Francisco Project, 5.00%, 11/01/36.	9,000,000	10,286,370
Methodist Hospital of Southern California Project, FHA Insured, ETM, 5.50%, 8/01/18	2,905,000	2,943,549
Methodist Hospital of Southern California Project, FHA Insured, ETM, 5.50%, 2/01/19	3,035,000	3,133,395
Methodist Hospital of Southern California Project, FHA Insured, ETM, 5.50%, 8/01/19	3,075,000	3,231,456
Poway RHF Housing Inc., Series A, California Mortgage Insured, 5.00%, 11/15/28	500,000	567,070
The Redwoods Project, Refunding, California Mortgage Insured, 5.00%, 11/15/28	1,000,000	1,134,140
Sutter Health, Series A, 5.00%, 8/15/24	2,000,000	2,231,880
Sutter Health, Series A, 5.00%, 8/15/25	4,715,000	5,255,433
Sutter Health, Series A, 5.00%, 8/15/27	7,005,000	7,774,009
California Statewide CDA Student Housing Revenue,
CHF-Irvine LLC, UCI East Campus Apartments, Phase II, Pre-Refunded, 6.00%, 5/15/23	10,000,000	10,052,700
University of California, Irvine East Campus Apartments, Phase IV-A, CHF-Irvine LLC, 5.00%,
5/15/34.	2,220,000	2,524,340
University of California, Irvine East Campus Apartments, Phase IV-A, CHF-Irvine LLC, 5.00%,
5/15/36.	3,155,000	3,568,904
University of California, Irvine East Campus Apartments, Phase IV-A, CHF-Irvine LLC, 5.00%,
5/15/37.	4,635,000	5,231,385
Campbell USD, GO, Santa Clara County, Refunding, 5.00%, 8/01/28	3,235,000	3,828,008
Carson RDA,
Tax Allocation Housing, Series A, 5.00%, 10/01/22	1,975,000	2,112,480
Tax Allocation Housing, Series A, 5.00%, 10/01/23	2,135,000	2,283,617
Tax Allocation Housing, Series A, 5.00%, 10/01/24	2,245,000	2,400,152
Tax Allocation Housing, Series A, 5.00%, 10/01/25	1,700,000	1,817,062
Castaic Lake Water Agency Revenue COP, Water System Improvement Project, Capital Appreciation,
AMBAC Insured, zero cpn., 8/01/22	10,445,000	9,456,694
Chabot-Las Positas Community College District GO, Alameda and Contra Costa Counties, Refunding,
5.00%, 8/01/24	6,715,000	7,750,117
Clovis Wastewater Revenue, Refunding, BAM Insured, 5.00%, 8/01/28	1,200,000	1,364,784
Clovis Water Revenue,
Refunding, BAM Insured, 5.00%, 3/01/26	2,620,000	2,911,920
Refunding, BAM Insured, 5.00%, 3/01/27	1,000,000	1,108,010
Compton CRDA Tax Allocation, Redevelopment Project, second lien, Series A, 5.00%, 8/01/25	8,275,000	8,691,729
Contra Costa Water District Water Revenue, Contra Costa County, Refunding, Series T, 5.00%, 10/01/26 .	3,400,000	3,975,450

|4

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Corona-Norco USD,
COP, Series A, AGMC Insured, 5.00%, 4/15/19.	$1,310,000	$1,355,326
COP, Series A, AGMC Insured, 5.00%, 4/15/22.	1,465,000	1,555,757
GO, Riverside County, Capital Appreciation, Election of 2006, Series E, zero cpn. to 7/31/21, 5.30%
thereafter, 8/01/25	4,645,000	4,594,230
PFA Special Tax Revenue, senior lien, Refunding, Series A, 5.00%, 9/01/24	1,565,000	1,773,693
PFA Special Tax Revenue, senior lien, Refunding, Series A, 5.00%, 9/01/25	1,000,000	1,127,390
Cupertino USD,
GO, Santa Clara County, Election of 2012, Series B, 5.00%, 8/01/26.	1,285,000	1,500,546
GO, Santa Clara County, Election of 2012, Series B, 5.00%, 8/01/27.	1,500,000	1,746,795
GO, Santa Clara County, Election of 2012, Series B, 5.00%, 8/01/28.	1,000,000	1,161,320
GO, Santa Clara County, Pre-Refunded, 5.00%, 8/01/22	1,690,000	1,819,133
Del Mar Race Track Authority Revenue,
Refunding, 5.00%, 10/01/22	1,435,000	1,612,596
Refunding, 5.00%, 10/01/23	1,510,000	1,721,808
Refunding, 5.00%, 10/01/28	1,925,000	2,157,251
Refunding, 5.00%, 10/01/30	1,125,000	1,251,011
Desert Sands USD, GO, Election of 2001, Pre-Refunded, 5.25%, 8/01/21	2,015,000	2,040,429
Dublin USD, GO, Refunding, 5.00%, 8/01/32.	3,220,000	3,805,782
East Bay MUD Wastewater System Revenue,
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/25	2,845,000	3,378,324
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/26	3,650,000	4,394,454
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/27	1,500,000	1,828,620
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/29	1,000,000	1,239,940
East Bay MUD Water System Revenue, Alameda and Contra Costa Counties, Refunding, Series A,
5.00%, 6/01/29	5,000,000	5,882,900
East Side UHSD Santa Clara County GO,
Refunding, AGMC Insured, 5.00%, 8/01/20	2,800,000	3,019,296
Refunding, AGMC Insured, 5.00%, 8/01/21	2,140,000	2,305,037
Refunding, AGMC Insured, 5.00%, 8/01/22	3,090,000	3,327,590
Eden Township Healthcare District COP, ETM, 5.00%, 6/01/18	525,000	527,977
El Dorado Irrigation District Revenue, Refunding, Series C, 5.00%, 3/01/31	2,500,000	2,944,075
Elk Grove Finance Authority Special Tax Revenue, BAM Insured, 5.00%, 9/01/30	1,130,000	1,286,392
Folsom PFA Special Tax Revenue,
CFD No. 7, Refunding, Series A, AGMC Insured, 5.00%, 9/01/23	1,005,000	1,095,932
CFD No. 7, Refunding, Series A, AGMC Insured, 5.00%, 9/01/24	1,055,000	1,148,283
Refunding, Series A, 5.00%, 9/01/19	1,000,000	1,039,240
Refunding, Series A, 5.00%, 9/01/20	1,270,000	1,353,655
Refunding, Series A, 5.00%, 9/01/21	1,335,000	1,425,206
Refunding, Series A, 5.00%, 9/01/22	1,400,000	1,486,100
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/14/24, 5.30% thereafter,
1/15/29.	19,895,000	17,540,228
Capital Appreciation, Refunding, Series A, zero cpn. to 1/14/24, 5.70% thereafter, 1/15/25	2,500,000	2,108,875
Capital Appreciation, Refunding, Series A, zero cpn. to 1/14/24, 5.80% thereafter, 1/15/26	3,760,000	3,211,905
Capital Appreciation, Refunding, Series A, zero cpn. to 1/14/24, 5.90% thereafter, 1/15/27	6,395,000	5,512,106
Foothill-De Anza Community College District GO,
Santa Clara County, Refunding, 5.00%, 8/01/27	1,250,000	1,489,363
Santa Clara County, Refunding, 5.00%, 8/01/28	2,500,000	2,969,400
Fullerton School District Financing Authority Special Tax Revenue,
senior lien, Refunding, Series A, AGMC Insured, 5.00%, 9/01/27	1,000,000	1,124,160
senior lien, Refunding, Series A, AGMC Insured, 5.00%, 9/01/28	1,040,000	1,163,542

|5

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Revenue, Asset-Backed,
Series A, 5.00%, 6/01/32	$5,000,000	$5,723,050
Imperial Community College District GO,
Imperial County, Refunding, AGMC Insured, 5.00%, 8/01/21	1,010,000	1,110,131
Imperial County, Refunding, AGMC Insured, 5.00%, 8/01/22	1,170,000	1,310,657
Imperial County, Refunding, AGMC Insured, 5.00%, 8/01/23	1,350,000	1,509,341
Independent Cities Finance Authority Mobile Home Park Revenue, San Juan Mobile Estates, Refunding,
5.00%, 8/15/30	1,575,000	1,743,352
Irvine 1915 Act Special Assessment, Limited Obligation Improvement, Reassessment District No. 15-2,
Refunding, 5.00%, 9/02/25	1,000,000	1,166,730
Irvine USD Financing Authority Special Tax,
Group II, Series A, ETM, 4.875%, 9/01/18	900,000	912,465
Group II, Series A, Pre-Refunded, 5.00%, 9/01/20	660,000	669,478
Irvine USD Special Tax, CFD No. 09-1, Series A, 5.00%, 9/01/37	1,070,000	1,191,359
Jurupa PFA Special Tax Revenue,
Refunding, Series A, 5.00%, 9/01/26	1,855,000	2,134,419
Refunding, Series A, 5.00%, 9/01/27	2,000,000	2,280,060
Refunding, Series A, 5.00%, 9/01/28	1,275,000	1,448,961
Refunding, Series A, 5.00%, 9/01/28	1,025,000	1,158,107
Refunding, Series A, 5.00%, 9/01/29	1,155,000	1,293,600
Refunding, Series A, 5.00%, 9/01/29	530,000	600,310
Refunding, Series A, 5.00%, 9/01/30	1,510,000	1,688,029
Refunding, Series A, 5.00%, 9/01/31	1,190,000	1,324,482
Refunding, Series A, 5.00%, 9/01/32	2,505,000	2,777,669
Refunding, Series A, 5.00%, 9/01/33	2,635,000	2,909,066
Series A, AGMC Insured, 5.00%, 9/01/30.	2,750,000	3,064,902
Series A, AGMC Insured, 5.00%, 9/01/33.	5,000,000	5,548,650
Lake Elsinore PFA Local Agency Revenue, Refunding, 5.00%, 9/01/30	5,405,000	6,080,193
Lammersville Joint USD Special Tax,
CFD No. 2002 Mountain House, 5.00%, 9/01/31	1,430,000	1,606,791
CFD No. 2002 Mountain House, Refunding, 5.00%, 9/01/33	1,575,000	1,756,314
Lancaster RDA Tax Allocation, Combined Redevelopment Project Areas, Housing Programs, Pre-
Refunded, 6.00%, 8/01/24	1,300,000	1,374,646
Lee Lake PFAR,
Special Tax, junior lien, Refunding, Series B, 5.00%, 9/01/27	1,410,000	1,524,957
Special Tax, junior lien, Refunding, Series B, 5.25%, 9/01/29	815,000	887,242
Long Beach Marina Revenue,
Los Angeles County, Alamitos Bay Marina Project, 5.00%, 5/15/27	1,285,000	1,468,896
Los Angeles County, Alamitos Bay Marina Project, 5.00%, 5/15/32	1,250,000	1,403,988
Los Angeles Community College District GO, Refunding, Series A, 5.00%, 8/01/26	15,000,000	17,545,200
Los Angeles Convention and Exhibition Center Authority Lease Revenue, Series A, Pre-Refunded,
5.00%, 8/15/20	20,000,000	20,264,200
Los Angeles County MTA Sales Tax Revenue,
Measure R, Senior, Refunding, Series A, 5.00%, 6/01/32	8,000,000	9,493,920
Proposition A, first tier, Senior, Refunding, Series A, 5.00%, 7/01/26	6,315,000	7,361,206
Proposition A, first tier, Senior, Refunding, Series A, 5.00%, 7/01/27	6,630,000	7,711,552
Proposition C, Senior, Refunding, Series A, 5.25%, 7/01/23	15,000,000	16,181,250
Proposition C, Senior, Refunding, Series B, 5.00%, 7/01/23	5,000,000	5,635,600
Los Angeles County Sanitation Districts Financing Authority Revenue, Capital Projects, Senior Ad
Valorem Obligation, Refunding, Series A, 5.00%, 10/01/22	2,750,000	3,041,830

|6

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Los Angeles Department of Airports Revenue,
Los Angeles International Airport, Subordinate, Series A, 5.00%, 5/15/34	$1,710,000	$1,977,376
Los Angeles International Airport, Subordinate, Series A, 5.00%, 5/15/36	2,515,000	2,891,797
Los Angeles Department of Water and Power Revenue,
Power System, Refunding, Series A, 5.00%, 7/01/25	5,135,000	5,828,790
Power System, Refunding, Series A, 5.00%, 7/01/30	10,000,000	11,522,300
Power System, Refunding, Series B, 5.00%, 7/01/34	23,350,000	27,388,149
Power System, Refunding, Series C, 5.00%, 7/01/27	10,000,000	11,625,000
Power System, Series B, 5.00%, 7/01/30	3,000,000	3,524,970
Power System, Series B, 5.00%, 7/01/31	6,700,000	7,846,705
Power System, Series D, 5.00%, 7/01/26	2,600,000	3,029,104
Power System, Series D, 5.00%, 7/01/27	2,000,000	2,325,000
Power System, Series D, 5.00%, 7/01/28	2,550,000	2,957,923
Water System, Refunding, Series A, 5.00%, 7/01/37	10,450,000	12,008,826
Los Angeles GO, Judgment Obligation, Series A, 5.00%, 6/01/18	5,650,000	5,682,205
Los Angeles USD,
COP, Capital Projects I, Series B-2, 5.00%, 12/01/20	3,830,000	4,156,354
GO, Election of 2002, Series D, 5.00%, 7/01/27	3,410,000	3,551,344
GO, Election of 2004, Series I, 5.00%, 7/01/18	5,000,000	5,043,500
GO, Refunding, Series A, 5.00%, 7/01/29.	5,000,000	5,866,800
GO, Refunding, Series A-1, 5.00%, 7/01/23	13,335,000	15,338,450
GO, Refunding, Series A-2, 5.00%, 7/01/21	5,000,000	5,520,250
GO, Refunding, Series B, 5.00%, 7/01/30	30,000,000	35,555,400
Los Angeles Wastewater System Revenue,
Subordinate, Refunding, Series A, 5.00%, 6/01/27	9,145,000	10,430,696
Subordinate, Refunding, Series B, 5.00%, 6/01/28	11,700,000	13,064,688
Manteca USD Special Tax,
CFD No. 1989-2, Series F, AGMC Insured, 5.00%, 9/01/22	1,000,000	1,123,790
CFD No. 1989-2, Series F, AGMC Insured, 5.00%, 9/01/26	1,280,000	1,449,997
Martinez USD, GO, Contra Costa County, Election of 2010, 5.375%, 8/01/26	5,000,000	5,952,350
Menifee USD,
PFA Special Tax Revenue, Refunding, Series A, 5.00%, 9/01/25	1,200,000	1,408,872
PFA Special Tax Revenue, Refunding, Series A, 5.00%, 9/01/30	1,550,000	1,798,899
PFA Special Tax Revenue, Series A, 5.00%, 9/01/25	1,405,000	1,649,554
PFA Special Tax Revenue, Series A, 5.00%, 9/01/28	1,250,000	1,463,975
The Metropolitan Water District of Southern California Water Revenue,
Refunding, Series A, 5.00%, 7/01/28	5,000,000	5,933,000
Refunding, Series C, 5.00%, 10/01/26	8,010,000	8,885,813
Refunding, Series E, 5.00%, 7/01/22	23,900,000	27,032,095
Refunding, Series E, 5.00%, 7/01/23	20,000,000	23,058,800
Refunding, Series E, 5.00%, 7/01/24	1,110,000	1,303,107
Montebello USD,
GO, Capital Appreciation, NATL Insured, zero cpn., 8/01/18	1,455,000	1,446,561
GO, Capital Appreciation, NATL Insured, zero cpn., 8/01/19	1,480,000	1,441,209
Moreno Valley USD, GO, Riverside County, Capital Appreciation, Refunding, NATL Insured, zero cpn.,
8/01/24	7,500,000	6,301,725
Mount Diablo USD, GO, Contra Costa County, Election of 2002, Refunding, Series B-2, 5.00%, 7/01/27	3,200,000	3,597,024
Mount San Antonio Community College District GO, Los Angeles County, Capital Appreciation, Election of
2008, Series A, zero cpn. to 8/01/23, 5.875% thereafter, 8/01/28	6,000,000	5,782,080

|7

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Murrieta PFA Special Tax Revenue,
Refunding, 5.00%, 9/01/20	$1,225,000	$1,306,585
Refunding, 5.00%, 9/01/22	1,495,000	1,657,402
Refunding, 5.00%, 9/01/24	1,810,000	1,982,783
Refunding, 5.00%, 9/01/25	1,000,000	1,090,670
New Haven USD,
GO, Alameda County, Capital Appreciation, Refunding, AGMC Insured, zero cpn., 8/01/22	11,750,000	10,638,215
GO, Alameda County, Capital Appreciation, Refunding, AGMC Insured, zero cpn., 8/01/23	3,200,000	2,795,904
Northern California Power Agency Revenue,
Geothermal Project No. 3, Series A, Pre-Refunded, 5.00%, 7/01/23	2,000,000	2,082,140
Geothermal Project No. 3, Series A, Pre-Refunded, 5.25%, 7/01/24	2,000,000	2,088,280
Oakland USD Alameda County GO, Election of 2006, Series A, Pre-Refunded, 6.50%, 8/01/23	2,200,000	2,340,712
Oxnard Financing Authority Local Obligation Revenue, 2012 Special District Bond Refinancings, senior
lien, Refunding, Series A, 5.00%, 9/02/26	1,025,000	1,138,232
Palo Alto 1915 Act Special Assessment,
Refunding and Improvement, Limited Obligation, University Avenue Area Off-Street Parking AD,
5.00%, 9/02/28	1,000,000	1,096,390
Refunding and Improvement, Limited Obligation, University Avenue Area Off-Street Parking AD,
5.00%, 9/02/29	1,280,000	1,398,912
Perris Joint Powers Authority Local Agency Revenue,
CFD No. 2001-1, Improvement Area Nos. 4 and 5, CFD No. 2005-1, Improvement Area 4, Refunding,
Series B, 5.00%, 9/01/33	1,480,000	1,652,879
CFD No. 2001-1, Improvement Area Nos. 4 and 5, CFD No. 2005-1, Improvement Area 4, Refunding,
Series B, 5.00%, 9/01/37	1,325,000	1,467,464
Poway USD,
PFA Special Tax Revenue, BAM Insured, 5.00%, 10/01/31	1,700,000	1,873,757
PFA Special Tax Revenue, BAM Insured, 5.00%, 10/01/32	1,850,000	2,036,147
PFA Special Tax Revenue, Refunding, Series A, 5.00%, 9/01/27	1,375,000	1,608,118
PFA Special Tax Revenue, Refunding, Series A, 5.00%, 9/01/30	2,275,000	2,591,020
Richmond Joint Powers Financing Authority Lease Revenue,
Civic Center Project, Refunding, Assured Guaranty, 5.00%, 8/01/19	2,010,000	2,088,832
Civic Center Project, Refunding, Assured Guaranty, 5.00%, 8/01/20	2,315,000	2,412,323
Civic Center Project, Refunding, Assured Guaranty, 5.00%, 8/01/21	2,050,000	2,135,628
Riverside Community College District GO, Riverside and San Bernardino Counties, Refunding, Series A,
5.00%, 8/01/27	3,550,000	4,127,230
Riverside County RDA Tax Allocation,
Desert Communities Redevelopment Project Area, second lien, Series D, 6.50%, 12/01/21	585,000	637,141
Desert Communities Redevelopment Project Area, second lien, Series D, 6.75%, 12/01/26	1,025,000	1,192,475
Jurupa Valley Redevelopment Project Area, Series B, 6.50%, 10/01/25	1,225,000	1,406,582
Riverside County Transportation Commission Sales Tax Revenue,
Limited Tax, Series A, Pre-Refunded, 5.25%, 6/01/25	3,500,000	4,060,665
Limited Tax, Series A, Pre-Refunded, 5.25%, 6/01/27	4,000,000	4,640,760
Riverside Sewer Revenue,
Refunding, Series A, 5.00%, 8/01/28	3,870,000	4,530,957
Refunding, Series A, 5.00%, 8/01/29	4,670,000	5,443,726
RNR School Financing Authority Special Tax, CFD No. 92-1, Series A, BAM Insured, 5.00%, 9/01/27	1,035,000	1,226,713
The Romoland School District Special Tax,
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/27	1,000,000	1,133,410
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/28	1,960,000	2,208,998
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/29	2,130,000	2,388,582
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/30	2,310,000	2,580,732
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/31	2,495,000	2,775,238

|8

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
The Romoland School District Special Tax, (continued)
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/32	$2,690,000	$2,992,141
CFD No. 91-1, Refunding, 5.00%, 9/01/36	1,130,000	1,267,770
Sacramento City Financing Authority Special Tax Revenue, Westlake and Regency Park, Refunding,
Series A, AGMC Insured, 5.00%, 9/01/21	1,305,000	1,437,079
Sacramento County Airport System Revenue,
Subordinate, Refunding, Series B, 5.00%, 7/01/35	1,000,000	1,140,370
Subordinate, Refunding, Series B, 5.00%, 7/01/36	2,000,000	2,272,940
Sacramento County COP,
Refunding, 5.375%, 2/01/23	3,400,000	3,595,398
Refunding, 5.50%, 2/01/25	3,770,000	3,997,859
Sacramento County Sanitation Districts Financing Authority Revenue, Sacramento Regional County
Sanitation District, Refunding, Series A, 5.00%, 12/01/29	2,000,000	2,308,500
Sacramento County Special Tax, CFD No. 1, Improvement Area No. 1, Laguna Creek Ranch/Elliott
Ranch, Refunding, 5.00%, 9/01/20	1,510,000	1,616,455
Sacramento MUD Electric Revenue,
Refunding, Series X, 5.00%, 8/15/25	7,445,000	8,224,864
Series X, Pre-Refunded, 5.00%, 8/15/25	2,555,000	2,816,453
Sacramento Special Tax,
North Natomas CFD No. 4, Refunding, Series F, 5.00%, 9/01/26.	615,000	701,875
North Natomas CFD No. 4, Refunding, Series F, 5.00%, 9/01/28.	1,220,000	1,372,402
North Natomas CFD No. 4, Refunding, Series F, 5.00%, 9/01/29.	1,555,000	1,740,512
North Natomas CFD No. 4, Refunding, Series F, 5.00%, 9/01/30.	1,045,000	1,165,280
North Natomas CFD No. 4, Refunding, Series F, 5.00%, 9/01/31.	1,800,000	1,999,674
San Bernardino County COP, Arrowhead Project, Refunding, Series A, 5.25%, 8/01/26	15,000,000	15,655,350
San Bernardino County Transportation Authority Revenue,
Sales Tax Revenue, Series A, 5.00%, 3/01/30	2,685,000	3,070,700
Sales Tax Revenue, Series A, 5.00%, 3/01/31	5,090,000	5,806,112
San Diego Public Facilities Financing Authority Lease Revenue, Master Refunding Project, Series A,
5.00%, 9/01/26	8,000,000	8,603,200
San Diego RDA Tax Allocation Revenue, Naval Training Center Redevelopment Project, Series A,
Pre-Refunded, 5.00%, 9/01/25	1,000,000	1,080,090
San Francisco BART District GO,
Election of 2004, Refunding, Series D, 5.00%, 8/01/32	5,000,000	5,824,800
Election of 2004, Series C, 5.00%, 8/01/27	2,640,000	3,025,361
Election of 2004, Series C, 5.00%, 8/01/28	3,500,000	4,003,300
San Francisco City and County Airport Commission International Airport Revenue,
Issue 34D, Second Series, Series A, Pre-Refunded, 5.25%, 5/01/26	5,425,000	5,441,329
Second Series, Governmental Purpose, Refunding, Series G, 5.00%, 5/01/23	1,400,000	1,534,414
Second Series, Governmental Purpose, Series G, Pre-Refunded, 5.00%, 5/01/23	3,570,000	3,906,580
San Francisco City and County COP, Multiple Capital Improvement Projects, Series A, 5.00%, 4/01/24	8,400,000	8,679,804
San Francisco City and County GO, Clean and Safe Neighborhood Parks, Series B, 4.75%, 6/15/19	2,610,000	2,711,398
San Francisco City and County Public Utilities Commission Water Revenue, Refunding, Series A, 5.00%,
11/01/28	5,000,000	5,852,150
San Francisco City and County RDA Hotel Occupancy Revenue, Refunding, AGMC Insured, 5.00%,
6/01/24	10,275,000	11,287,396
San Francisco City and County RDA Successor Agency Tax Allocation,
Mission Bay South Redevelopment Project, Series A, 5.00%, 8/01/30	1,080,000	1,234,364
Mission Bay South Redevelopment Project, Series A, 5.00%, 8/01/34	1,110,000	1,258,241

|9

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
San Francisco City and County Redevelopment Financing Authority Tax Allocation Revenue,
Mission Bay North Redevelopment Project, Series C, Pre-Refunded, 5.875%, 8/01/25	$1,000,000	$1,056,460
Mission Bay South Redevelopment Project, Series D, ETM, 5.50%, 8/01/19	1,030,000	1,082,406
Mission Bay South Redevelopment Project, Series D, Pre-Refunded, 6.25%, 8/01/21	1,000,000	1,060,690
Mission Bay South Redevelopment Project, Series D, Pre-Refunded, 6.25%, 8/01/23	1,000,000	1,060,690
Mission Bay South Redevelopment Project, Series D, Pre-Refunded, 6.00%, 8/01/25	1,465,000	1,549,120
Mission Bay South Redevelopment Project, Series D, Pre-Refunded, 6.125%, 8/01/26	1,550,000	1,641,528
San Francisco Redevelopment Projects, Series B, Pre-Refunded, 6.125%, 8/01/26.	1,000,000	1,122,230
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/15/26	19,000,000	14,749,700
senior lien, Refunding, Series A, 5.00%, 1/15/29	10,000,000	11,238,400
San Luis and Delta-Mendota Water Authority Revenue, DHCCP Development Project, Refunding, Series
A, BAM Insured, 5.00%, 3/01/29	1,000,000	1,105,590
San Mateo County Transit District Revenue,
Refunding, Series A, 5.00%, 6/01/28	3,000,000	3,518,910
Refunding, Series A, 5.00%, 6/01/29	4,300,000	5,025,281
Refunding, Series A, 5.00%, 6/01/30	5,000,000	5,825,450
San Ysidro School District COP,
San Diego County, Refunding, BAM Insured, 5.00%, 9/01/29	1,100,000	1,268,080
San Diego County, Refunding, BAM Insured, 5.00%, 9/01/31	1,000,000	1,144,140
San Diego County, Refunding, BAM Insured, 5.00%, 9/01/33	1,050,000	1,190,826
Sanger Financing Authority Wastewater Revenue, Fresno County, Refunding, AGMC Insured, 5.00%,
6/15/34	7,000,000	7,881,510
Santa Ana CRDA Tax Allocation, Merged Project Area, Refunding, Series A, 6.00%, 9/01/22	5,000,000	5,597,450
Santa Ana USD, GO, Election of 2008, Series A, 5.25%, 8/01/25	2,000,000	2,024,840
Santa Cruz County RDA Tax Allocation, Refunding, Series A, BAM Insured, 5.00%, 9/01/29	4,475,000	5,129,648
Sonoma CDA Successor Agency Tax Allocation,
Sonoma Redevelopment Project, Subordinate, Refunding, NATL Insured, 5.00%, 6/01/29	1,000,000	1,158,690
Sonoma Redevelopment Project, Subordinate, Refunding, NATL Insured, 5.00%, 6/01/33	1,200,000	1,372,548
Sonoma-Marin Area Rail Transit District Measure Q Sales Tax Revenue,
Series A, 5.00%, 3/01/25	15,410,000	17,103,867
Series A, 5.00%, 3/01/27	11,945,000	13,210,573
South Bayside Waste Management Authority Solid Waste Enterprise Revenue, Shoreway Environmental
Center, Series A, 5.25%, 9/01/24	3,500,000	3,669,435
Southern California Public Power Authority Gas Project Revenue, Project No. 1, Series A, 5.25%,
11/01/19	2,500,000	2,631,925
Southern California Public Power Authority Revenue,
Canyon Power Project, Refunding, Series A, 5.00%, 7/01/19	1,500,000	1,564,830
Southern Transmission Project, Subordinate, Refunding, Series C, 5.00%, 7/01/26	5,000,000	5,872,900
Tulare County Board of Education COP, Capital Improvement Projects, BAM Insured, 5.00%, 5/01/28	1,040,000	1,152,247
Tuolumne Wind Project Authority Revenue, Tuolumne Co. Project, Series A, Pre-Refunded, 5.25%,
1/01/24	5,000,000	5,138,950
Tustin CFD No. 06-1 Special Tax,
Tustin Legacy, Columbus Villages, Refunding, Series A, 5.00%, 9/01/30	1,000,000	1,139,120
Tustin Legacy, Columbus Villages, Refunding, Series A, 5.00%, 9/01/32	1,565,000	1,774,898
Tustin CRDA Tax Allocation,
Orange County, Housing, AGMC Insured, Pre-Refunded, 5.00%, 9/01/24	1,000,000	1,078,850
Orange County, Housing, AGMC Insured, Pre-Refunded, 5.00%, 9/01/25	1,000,000	1,078,850
University of California Revenue,
General, Series AM, 5.00%, 5/15/27	3,000,000	3,485,670
General, Series AM, 5.00%, 5/15/28	1,835,000	2,125,224
General, Series U, 5.00%, 5/15/19	4,060,000	4,215,782

|10

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
University of California Revenue, (continued)
Series S, 5.00%, 5/15/19	$8,125,000	$8,239,237
Series S, Pre-Refunded, 5.00%, 5/15/19	20,000	20,283
Washington Township Health Care District Revenue, Series A, 5.00%, 7/01/25	3,035,000	3,182,531
West Basin Municipal Water District Revenue,
Refunding, Series A, 5.00%, 8/01/32	1,975,000	2,307,175
Refunding, Series A, 5.00%, 8/01/33	2,630,000	3,062,214
Western Riverside Water and Wastewater Financing Authority Revenue, Local Agency, Refunding, Series
A, 5.00%, 9/01/29	1,110,000	1,286,446
Whittier UHSD,
GO, Los Angeles County, Capital Appreciation, Election of 2008, Refunding, zero cpn., 8/01/24	7,755,000	5,703,647
GO, Los Angeles County, Capital Appreciation, Election of 2008, Refunding, zero cpn., 8/01/26	10,045,000	6,515,689
Yorba Linda RDA Tax Allocation, Redevelopment Project, sub. lien, Series A, Pre-Refunded, 6.00%,
9/01/26	1,435,000	1,633,001
		1,652,816,455
U.S. Territories 0.7%
Guam 0.3%
Guam Power Authority Revenue,
Refunding, Series A, AGMC Insured, 5.00%, 10/01/21.	2,000,000	2,176,100
Refunding, Series A, AGMC Insured, 5.00%, 10/01/22.	2,000,000	2,207,720
		4,383,820
Puerto Rico 0.4%
Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series UU, AGMC Insured, 5.00%, 7/01/23	5,000,000	5,012,700
[a] Series WW, 5.375%, 7/01/23	5,000,000	1,937,500
		6,950,200
Total U.S. Territories		11,334,020
Total Municipal Bonds before Short Term Investments (Cost $1,598,708,963)		1,664,150,475

Short Term Investments 2.1%
Municipal Bonds 2.1%
California 2.1%
[b] California PCFA, PCR, Pacific Gas and Electric Co., Refunding, Series F, LOC TD Bank NA, Daily VRDN
and Put, 1.52%, 11/01/26	3,845,000	3,845,000
[b] Los Angeles Department of Water and Power Revenue,
Power System, Refunding, Series B, Subseries B-6, SPA TD Bank NA, Daily VRDN and Put, 1.47%,
7/01/34.	14,600,000	14,600,000
Water System, Refunding, Series B, Subseries B-2, SPA Royal Bank of Canada, Daily VRDN and
Put, 1.48%, 7/01/35	5,000,000	5,000,000

|11

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Short Term Investments (continued)
Municipal Bonds (continued)
California (continued)
[b] The Metropolitan Water District of Southern California Water Revenue, Refunding, Series B-3, SPA
Citibank, Daily VRDN and Put, 1.49%, 7/01/35	$12,800,000	$12,800,000
Total Short Term Investments (Cost $36,245,000)		36,245,000
Total Investments (Cost $1,634,953,963) 99.2%		1,700,395,475
Other Assets, less Liabilities 0.8%.		13,592,171
Net Assets 100.0%		$1,713,987,646

See Abbreviations on page 17.

aDefaulted security or security for which income has been deemed uncollectible.

bVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

|12

FRANKLIN CALIFORNIA TAX-FREE TRUST

Statement of Investments, March 31, 2018 (unaudited)
Franklin California Ultra-Short Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 20.9%
California 20.9%
[a] California Health Facilities Financing Authority Revenue, Sutter Health, Series A, 3.00%, 11/15/19	$450,000	$460,066
California State Educational Facilities Authority Revenue, Loma Linda University, Refunding, Series A,
5.00%, 4/01/22	1,000,000	1,106,510
California State GO, Various Purpose, 5.00%, 10/01/19	1,000,000	1,050,770
California State Municipal Finance Authority Revenue,
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/22	1,300,000	1,429,870
University of La Verne, Refunding, Series A, 4.00%, 6/01/18	500,000	501,920
California State University Revenue, Systemwide, Refunding, Series A, 4.00%, 11/01/18	1,000,000	1,014,840
California Statewide CDA Revenue, Monterey County GO Savers Bond Program, BAM Insured, 5.00%,
8/01/18	1,000,000	1,011,040
Campbell UHSD, GO, Election of 2016, Series A-1, 3.00%, 8/01/19	1,000,000	1,019,900
Carson RDA Successor Agency Tax Allocation, Project Area No. 4, Refunding, BAM Insured, 2.00%,
10/01/19	235,000	236,349
Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Revenue, Asset-Backed,
Refunding, Series A, 5.00%, 6/01/22	1,000,000	1,119,180
Menifee USD, GO, Riverside County, Series A, 4.00%, 8/01/18	500,000	504,325
Moraga School District GO, Contra Costa County, Refunding, 2.00%, 5/15/19	250,000	251,487
Norco CFD No. 1 Special Tax, Norco Ridge Ranch, Refunding, 3.00%, 9/01/19	615,000	626,962
Perris Joint Powers Authority Local Agency Revenue, CFD Nos. 93-1 and 2004-5, Refunding, Series C,
3.00%, 9/01/19	510,000	517,839
Roseville Joint UHSD, GO, Placer and Sacramento Counties, Election of 2016, Series A, 4.00%, 8/01/18	400,000	403,368
Santa Margarita Water District Special Tax, CFD No. 99-1 Talega, Refunding, Series A, 3.00%, 9/01/18	300,000	301,944
Selma USD, GO, Election of 2016, Series A, 2.00%, 8/01/18	300,000	300,552
Washington Township Health Care District Revenue, Refunding, Series B, 5.00%, 7/01/18	100,000	100,738
Total Municipal Bonds before Short Term Investments (Cost $11,987,794)		11,957,660

Short Term Investments 79.2%
Municipal Bonds 79.2%
California 79.2%
[b] California Health Facilities Financing Authority Revenue,
Children’s Hospital of Orange County, Series D, LOC US Bank National Association, Weekly VRDN
and Put, 1.46%, 11/01/34	2,100,000	2,100,000
Health Facility, Catholic Healthcare West, Series B, LOC Bank of Montreal, Weekly VRDN and Put,
1.60%, 3/01/47.	2,200,000	2,200,000
[b] California Infrastructure and Economic Development Bank Revenue, Los Angeles Special Project, Series A,
LOC Bank of New York Mellon, Weekly VRDN and Put, 1.67%, 7/01/33	2,000,000	2,000,000
California Municipal Finance Authority Mobile Home Park Revenue, Caritas Projects, Senior, Refunding,
Series A, 3.00%, 8/15/18	1,255,000	1,260,447
[b] California PCFA, PCR, Pacific Gas and Electric Co., Refunding, Series F, LOC TD Bank NA, Daily VRDN
and Put, 1.52%, 11/01/26.	900,000	900,000
[b] California State Educational Facilities Authority Revenue, California Institute of Technology, Various, Series
B, Weekly VRDN and Put, 1.52%, 10/01/36	2,500,000	2,500,000
[b] Calleguas-Las Virgenes PFAR, Municipal Water District Project, Refunding, Series A, LOC Wells Fargo
Bank, Weekly VRDN and Put, 1.62%, 7/01/37	450,000	450,000
[b] East Bay MUD Water System Revenue, Alameda and Contra Costa Counties, Refunding, Series A-1, SPA
Wells Fargo Bank, Weekly VRDN and Put, 1.56%, 6/01/38	2,000,000	2,000,000
Fairfield California Water Revenue, Refunding, 4.00%, 4/01/18	1,000,000	1,000,000
Fontana RDA Tax Allocation, Successor Agency, Refunding, Series A, 3.00%, 10/01/18	1,000,000	1,007,860

Quarterly Statement of Investments | See Notes to Statements of Investments. | 13

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Ultra-Short Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Short Term Investments (continued)
Municipal Bonds (continued)
California (continued)
[b] Irvine 1915 Act Special Assessment,
Limited Obligation Improvement, AD No. 94-15, Refunding, LOC State Street Bank & Trust Co., Daily
VRDN and Put, 1.52%, 9/02/20	$1,585,000	$1,585,000
Limited Obligation Improvement, AD No. 97-16, LOC State Street Bank & Trust Co., Daily VRDN and
Put, 1.52%, 9/02/22	1,500,000	1,500,000
Lake Elsinore School Financing Authority Special Tax Revenue, Refunding, Series A, BAM Insured, 2.00%,
9/01/18	100,000	100,211
Lompoc Wastewater Revenue, Refunding, Series A, AGMC Insured, 2.00%, 3/01/19	180,000	180,713
Lompoc Water Revenue, Refunding, Series A, AGMC Insured, 4.00%, 3/01/19	200,000	204,450
Los Angeles County Revenue, TRAN, Refunding, 5.00%, 6/29/18	2,000,000	2,017,000
[b] Los Angeles Department of Water and Power Revenue, Water System, Refunding, Series B, Subseries B-1,
SPA Royal Bank of Canada, Weekly VRDN and Put, 1.52%, 7/01/35	2,100,000	2,100,000
Los Angeles GO, TRAN, Series A, 5.00%, 6/28/18	2,000,000	2,016,820
Lynwood USD, GO, Los Angeles County, Election of 2016, Series A, BAM Insured, 2.00%, 8/01/18	600,000	601,068
[b] The Metropolitan Water District of Southern California Water Revenue, Refunding, Series D, Weekly VRDN
and Put, 1.52%, 7/01/35	2,200,000	2,200,000
[b] Modesto Water Revenue COP, Refunding, Series A, Assured Guarantee, LOC JPMorgan Chase Bank,
Weekly VRDN and Put, 1.50%, 10/01/36	1,285,000	1,285,000
Mojave Water Agency Revenue, Refunding, Series A, 5.00%, 6/01/18	300,000	301,755
Napa Valley USD, GO, TRAN, 3.00%, 6/29/18	2,000,000	2,007,420
Norco CFD No. 1 Special Tax, Norco Ridge Ranch, Refunding, 2.00%, 9/01/18	300,000	300,609
Perris Joint Powers Authority Local Agency Revenue, CFD Nos. 93-1 and 2004-5, Refunding, Series C,
2.00%, 9/01/18	595,000	596,065
Ross Valley PFAR, Sanitary District No. 1 of Marin County, 4.00%, 1/01/19	105,000	106,981
San Diego County and San Diego County School Districts Note Participations Revenue, TRAN, 3.00%,
6/29/18	1,000,000	1,003,580
[b] San Diego County Regional Transportation Commission Sales Tax Revenue, Refunding, Series D, SPA
State Street Bank & Trust Co., Weekly VRDN and Put, 1.52%, 4/01/38	2,100,000	2,100,000
[b] San Francisco City and County MFHR, 1601 Mariposa Apartments, Series B-1, LOC Bank of America,
Weekly VRDN and Put, 1.57%, 7/01/57	2,100,000	2,100,000
[b] Santa Clara Valley Transportation Authority Sales Tax Revenue, Refunding, Series A, SPA State Street
Bank & Trust Co., Weekly VRDN and Put, 1.52%, 6/01/26	2,000,000	2,000,000
[b] University of California Revenue, General, Series AL-1, Weekly VRDN and Put, 1.55%, 5/15/48	2,550,000	2,550,000
Ventura County GO, TRAN, Refunding, 4.00%, 7/02/18.	2,000,000	2,012,580
West Covina USD, GO, Los Angeles County, Election of 2016, Series A, 5.00%, 8/01/18	1,000,000	1,011,810
Total Short Term Investments (Cost $45,323,833)		45,299,369
Total Investments (Cost $57,311,627) 100.1%		57,257,029
Other Assets, less Liabilities (0.1)%		(29,796)
Net Assets 100.0%		$57,227,233

See Abbreviations on page 17.

aSecurity purchased on a when-issued basis.

bVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

|14

FRANKLIN CALIFORNIA TAX-FREE TRUST

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin California Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of two separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. CONCENTRATION OF RISK

Certain or all Funds invest a large percentage of their total assets in obligations of issuers within California and U.S. territories. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California and U.S. territories. Investing in Puerto Rico securities may expose the Funds to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

|15

FRANKLIN CALIFORNIA TAX-FREE TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

4. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At March 31, 2018, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 2 inputs.

5. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

|16

FRANKLIN CALIFORNIA TAX-FREE TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

ABBREVIATIONS
Selected Portfolio
1915 Act	Improvement Bond Act of 1915
ABAG	The Association of Bay Area Governments
AD	Assessment District
AGMC	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Mutual Assurance Co.
BART	Bay Area Rapid Transit
CDA	Community Development Authority/Agency
CFD	Community Facilities District
COP	Certificate of Participation
CRDA	Community Redevelopment Authority/Agency
ETM	Escrow to Maturity
FHA	Federal Housing Authority/Agency
GNMA	Government National Mortgage Association
GO	General Obligation
LOC	Letter of Credit
MFHR	Multi-Family Housing Revenue
MTA	Metropolitan Transit Authority
MUD	Municipal Utility District
NATL	National Public Financial Guarantee Corp.
PCFA	Pollution Control Financing Authority
PCR	Pollution Control Revenue
PFA	Public Financing Authority
PFAR	Public Financing Authority Revenue
RDA	Redevelopment Agency/Authority
SPA	Standby Purchase Agreement
SRF	State Revolving Fund
TRAN	Tax and Revenue Anticipation Note
UHSD	Unified/Union High School District
USD	Unified/Union School District

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

|17

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CALIFORNIA TAX-FREE TRUST

By /s/Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer - Finance and Administration

Date May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer - Finance and Administration

Date May 24, 2018

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date May 24, 2018